Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Leases [Abstract]
Summary of changes in ROU Assets
The following table summarizes changes in ROU assets for the year ended December 31, 2022, which have been recorded in mineral properties, plant and equipment on the consolidated statements of financial position:

	December 31, 2022	December 31, 2021
Opening net book value	$29,496	$33,543
Additions	18,977	9,924
Depreciation	(14,961)	(12,444)
Other	(3,249)	(1,527)
Closing net book value	$30,263	$29,496

Reconciliation of undiscounted cash flows
The following table presents a reconciliation of the Company's undiscounted cash flows at December 31, 2022 and December 31, 2021 to their present value for the Company's lease obligations:

	December 31, 2022	December 31, 2021
Within one year	$14,139	$11,690
Between one and five years	17,592	16,676
Beyond five years	14,412	16,934
Total undiscounted lease obligations	46,143	45,300
Less future interest charges	(13,029)	(14,739)
Total discounted lease obligations	33,114	30,561
Less: current portion of lease obligations	(13,608)	(10,663)
Non-current portion of lease obligations	$19,506	$19,898